Leases - Schedule of Classification of Operating Lease Right-of-Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Right of use assets	$ 393	$ 330
Liabilities
Short term	309	291
Long term	57	21
Total lease liabilities	$ 366	$ 312